BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS® Accounting Standards") as issued by the International Accounting Standards Board.

The financial statements are presented in thousands of Canadian dollars, unless otherwise noted, and tabular amounts are presented in thousands of Canadian dollars. These consolidated annual financial statements include the accounts of the Company and its subsidiaries. The functional currency of the Company and its subsidiaries is the Canadian dollar.

The accounts of material subsidiaries are prepared for the same reporting period as the parent company. All subsidiaries apply consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The following table highlights the Company’s material subsidiaries with their projects:

Name of the subsidiary	Ownership Percentage	Project	Location
Gold Canyon Resources Inc.	100%	Springpole Gold Project (“Springpole”) Birch-Uchi Projects (“Birch-uchi”)	Northwestern Ontario, Canada
Duparquet Gold Mines Inc.	100%	Duparquet Gold Project (“Duparquet”) Central Duparquet (“Duparquet”) Duquesne Gold Project (“Duquesne”) Pitt Gold Project (“Pitt”)	Québec, Canada

These financial statements were approved by the Board of Directors on March 30, 2026.